ASSETS AND FINANCIAL LIABILITIES - Financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial liabilities	$ 278,063,105	$ 274,729,544
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,986,281	1,033,592
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	276,076,824	273,695,952
Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,951,439	1,011,934
Customer deposits [member]
Disclosure of financial liabilities [line items]
Financial liabilities	207,405,238	200,872,177
Customer deposits [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	207,405,238	200,872,177
Financial obligations [member]
Disclosure of financial liabilities [line items]
Financial liabilities	68,671,586	72,823,775
Financial obligations [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	68,671,586	72,823,775
Derivatives [member] | Trading derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,951,439	1,011,934
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,951,439	1,011,934
Derivatives [member] | Hedging instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	34,842	21,658
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 34,842	$ 21,658